Quarterly Report
June 30, 2019
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	7,792,362	$261,122,051
CenturyLink, Inc.	7,871,742	92,571,686
Verizon Communications, Inc.	4,325,296	247,104,160
		600,797,897
ENTERTAINMENT — 21.2%
Activision Blizzard, Inc.	5,525,642	260,810,303
Electronic Arts, Inc. (a)	2,432,420	246,306,849
Netflix, Inc. (a)	742,060	272,573,479
Take-Two Interactive Software, Inc. (a)	923,243	104,815,778
Viacom, Inc. Class B	2,901,352	86,663,384
Walt Disney Co.	1,779,674	248,513,677
		1,219,683,470
INTERACTIVE MEDIA & SERVICES — 46.1%
Alphabet, Inc. Class A (a)	586,378	634,930,098
Alphabet, Inc. Class C (a)	600,189	648,750,292
Facebook, Inc. Class A (a)	5,803,809	1,120,135,137
TripAdvisor, Inc. (a) (b)	849,229	39,310,810
Twitter, Inc. (a)	5,987,545	208,965,321
		2,652,091,658
MEDIA — 22.2%
CBS Corp. Class B	2,887,434	144,082,957
Charter Communications, Inc. Class A (a)	638,711	252,405,813
Comcast Corp. Class A	5,958,017	251,904,959
Discovery, Inc. Class A (a) (b)	1,294,932	39,754,412
Discovery, Inc. Class C (a)	2,957,977	84,154,446
DISH Network Corp. Class A (a)	1,892,926	72,707,288
Fox Corp. Class A	2,907,258	106,521,933
Fox Corp. Class B	1,332,099	48,661,576
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	3,175,251	$71,728,920
News Corp. Class A	3,162,921	42,667,804
News Corp. Class B	1,015,436	14,175,487
Omnicom Group, Inc. (b)	1,806,276	148,024,318
		1,276,789,913
TOTAL COMMON STOCKS (Cost $5,738,653,499)		5,749,362,938
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	161,337	161,337
State Street Navigator Securities Lending Portfolio II (e) (f)	80,929,638	80,929,638
TOTAL SHORT-TERM INVESTMENTS (Cost $81,090,975)		81,090,975
TOTAL INVESTMENTS — 101.4% (Cost $5,819,744,474)		5,830,453,913
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(79,931,194)
NET ASSETS — 100.0%		$5,750,522,719
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,749,362,938	$—	$—	$5,749,362,938
Short-Term Investments	81,090,975	—	—	81,090,975
TOTAL INVESTMENTS	$5,830,453,913	$—	$—	$5,830,453,913
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	715,482	$715,482	$54,971,248	$55,525,393	$—	$—	161,337	$161,337	$98,990
See accompanying notes to schedules of investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Navigator Securities Lending Portfolio II	—	$—	$202,968,346	$122,038,708	$—	$—	80,929,638	$80,929,638	$11,022
Total		$715,482	$257,939,594	$177,564,101	$—	$—		$81,090,975	$110,012
See accompanying notes to schedules of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,611,447	$130,253,261
BorgWarner, Inc.	1,295,421	54,381,774
		184,635,035
AUTOMOBILES — 4.3%
Ford Motor Co.	24,492,030	250,553,467
General Motors Co.	8,244,422	317,657,579
Harley-Davidson, Inc. (a)	994,189	35,621,792
		603,832,838
DISTRIBUTORS — 1.1%
Genuine Parts Co.	912,901	94,558,286
LKQ Corp. (b)	1,962,476	52,221,486
		146,779,772
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc. (a)	1,270,571	37,227,730
HOTELS, RESTAURANTS & LEISURE — 21.2%
Carnival Corp.	2,502,500	116,491,375
Chipotle Mexican Grill, Inc. (b)	152,445	111,723,892
Darden Restaurants, Inc.	768,615	93,563,504
Hilton Worldwide Holdings, Inc.	1,819,171	177,805,774
Marriott International, Inc. Class A	1,727,372	242,333,018
McDonald's Corp.	4,772,293	991,014,364
MGM Resorts International	3,189,631	91,127,758
Norwegian Cruise Line Holdings, Ltd. (b)	1,346,259	72,199,870
Royal Caribbean Cruises, Ltd.	1,074,497	130,239,781
Starbucks Corp.	7,570,074	634,599,303
Wynn Resorts, Ltd.	605,601	75,088,468
Yum! Brands, Inc.	1,912,326	211,637,118
		2,947,824,225
HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	2,122,454	91,541,441
Garmin, Ltd.	757,806	60,472,919
Leggett & Platt, Inc. (a)	820,416	31,479,362
Lennar Corp. Class A	1,783,938	86,449,635
Mohawk Industries, Inc. (b)	384,684	56,729,349
Newell Brands, Inc. (a)	2,432,811	37,513,946
PulteGroup, Inc.	1,593,537	50,387,640
Whirlpool Corp. (a)	395,928	56,364,310
		470,938,602
INTERNET & DIRECT MARKETING RETAIL — 28.9%
Amazon.com, Inc. (b)	1,689,563	3,199,407,183
Booking Holdings, Inc. (b)	270,539	507,182,169
eBay, Inc.	5,120,232	202,249,164
Expedia Group, Inc.	739,558	98,383,401
		4,007,221,917
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc. (a)	723,657	$76,476,072
MULTILINE RETAIL — 5.5%
Dollar General Corp.	1,614,556	218,223,389
Dollar Tree, Inc. (b)	1,484,834	159,456,323
Kohl's Corp.	1,012,634	48,150,747
Macy's, Inc.	1,930,525	41,429,066
Nordstrom, Inc. (a)	657,282	20,941,005
Target Corp.	3,202,055	277,329,984
		765,530,514
SPECIALTY RETAIL — 25.4%
Advance Auto Parts, Inc.	448,365	69,110,981
AutoZone, Inc. (b)	153,262	168,506,971
Best Buy Co., Inc.	1,452,058	101,252,004
CarMax, Inc. (a) (b)	1,038,707	90,190,929
Foot Locker, Inc.	701,980	29,427,002
Gap, Inc. (a)	1,322,870	23,771,974
Home Depot, Inc.	6,876,820	1,430,172,255
L Brands, Inc.	1,433,524	37,414,976
Lowe's Cos., Inc.	4,893,316	493,784,518
O'Reilly Automotive, Inc. (b)	489,281	180,701,259
Ross Stores, Inc.	2,296,561	227,635,126
Tiffany & Co. (a)	675,282	63,233,407
TJX Cos., Inc.	7,579,256	400,791,057
Tractor Supply Co.	754,023	82,037,702
Ulta Salon Cosmetics & Fragrance, Inc. (b)	347,112	120,409,682
		3,518,439,843
TEXTILES, APPAREL & LUXURY GOODS — 8.0%
Capri Holdings, Ltd. (b)	943,385	32,716,592
Hanesbrands, Inc. (a)	2,259,254	38,904,354
NIKE, Inc. Class B	7,854,624	659,395,685
PVH Corp.	468,245	44,314,707
Ralph Lauren Corp.	326,255	37,059,305
Tapestry, Inc.	1,813,377	57,538,452
Under Armour, Inc. Class A (a) (b)	1,175,037	29,787,188
Under Armour, Inc. Class C (b)	1,214,214	26,955,551
VF Corp.	2,035,407	177,792,801
		1,104,464,635
TOTAL COMMON STOCKS (Cost $14,124,691,744)		13,863,371,183
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	4,744,134	4,744,134

See accompanying notes to schedules of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	173,441,397	$173,441,397
TOTAL SHORT-TERM INVESTMENTS (Cost $178,185,531)		178,185,531
TOTAL INVESTMENTS — 101.2% (Cost $14,302,877,275)		14,041,556,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(168,765,756)
NET ASSETS — 100.0%		$13,872,790,958

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,863,371,183	$—	$—	$13,863,371,183
Short-Term Investments	178,185,531	—	—	178,185,531
TOTAL INVESTMENTS	$14,041,556,714	$—	$—	$14,041,556,714
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,316,113	$1,316,113	$216,336,404	$212,908,383	$—	$—	4,744,134	$4,744,134	$236,455
State Street Navigator Securities Lending Government Money Market Portfolio	41,766,139	41,766,139	17,805,306	59,571,445	—	—	—	—	9,454
State Street Navigator Securities Lending Portfolio II	—	—	1,114,903,272	941,461,875	—	—	173,441,397	173,441,397	178,044
Total		$43,082,252	$1,349,044,982	$1,213,941,703	$—	$—		$178,185,531	$423,953
See accompanying notes to schedules of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BEVERAGES — 26.3%
Brown-Forman Corp. Class B (a)	1,283,878	$71,165,357
Coca-Cola Co.	25,727,943	1,310,066,858
Constellation Brands, Inc. Class A	1,290,378	254,127,043
Molson Coors Brewing Co. Class B	1,449,251	81,158,056
Monster Beverage Corp. (b)	3,020,499	192,798,451
PepsiCo, Inc.	9,393,452	1,231,763,361
		3,141,079,126
FOOD & STAPLES RETAILING — 19.3%
Costco Wholesale Corp.	2,077,592	549,024,462
Kroger Co.	6,225,580	135,157,342
Sysco Corp.	3,649,301	258,078,567
Walmart, Inc.	9,373,232	1,035,648,403
Walgreens Boots Alliance, Inc.	5,997,739	327,896,391
		2,305,805,165
FOOD PRODUCTS — 17.5%
Archer-Daniels-Midland Co.	4,323,075	176,381,460
Campbell Soup Co. (a)	1,487,462	59,602,602
Conagra Brands, Inc.	3,750,056	99,451,485
General Mills, Inc.	4,621,274	242,709,310
Hershey Co.	1,075,026	144,085,735
Hormel Foods Corp. (a)	2,101,194	85,182,405
J.M. Smucker Co.	877,793	101,112,976
Kellogg Co. (a)	1,918,139	102,754,706
Kraft Heinz Co.	4,801,644	149,043,030
Lamb Weston Holdings, Inc.	1,128,870	71,525,203
McCormick & Co., Inc. (a)	945,102	146,500,261
Mondelez International, Inc. Class A	9,818,523	529,218,390
Tyson Foods, Inc. Class A	2,275,174	183,697,549
		2,091,265,112
HOUSEHOLD PRODUCTS — 24.8%
Church & Dwight Co., Inc.	1,900,186	138,827,589
Clorox Co. (a)	982,930	150,496,413
Colgate-Palmolive Co.	6,625,652	474,860,479
Kimberly-Clark Corp.	2,653,265	353,627,159
Procter & Gamble Co.	16,808,094	1,843,007,507
		2,960,819,147
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.9%
Coty, Inc. Class A (a)	2,319,475	$31,080,965
Estee Lauder Cos., Inc. Class A	1,692,253	309,868,447
		340,949,412
TOBACCO — 8.9%
Altria Group, Inc.	10,627,255	503,200,525
Philip Morris International, Inc.	7,001,402	549,820,099
		1,053,020,624
TOTAL COMMON STOCKS (Cost $12,317,364,573)		11,892,938,586
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	6,913,041	6,913,041
State Street Navigator Securities Lending Portfolio II (e) (f)	79,873,015	79,873,015
TOTAL SHORT-TERM INVESTMENTS (Cost $86,786,056)		86,786,056
TOTAL INVESTMENTS — 100.4% (Cost $12,404,150,629)		11,979,724,642
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(43,868,873)
NET ASSETS — 100.0%		$11,935,855,769
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,892,938,586	$—	$—	$11,892,938,586
Short-Term Investments	86,786,056	—	—	86,786,056
TOTAL INVESTMENTS	$11,979,724,642	$—	$—	$11,979,724,642
See accompanying notes to schedules of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,021,303	$5,021,303	$434,472,540	$432,580,802	$—	$—	6,913,041	$6,913,041	$268,980
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	100,361,345	100,361,345	—	—	—	—	10,820
State Street Navigator Securities Lending Portfolio II	—	—	615,075,762	535,202,747	—	—	79,873,015	79,873,015	504,048
Total		$5,021,303	$1,149,909,647	$1,068,144,894	$—	$—		$86,786,056	$783,848
See accompanying notes to schedules of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 9.6%
Baker Hughes a GE Co. (a)	5,375,214	$132,391,521
Halliburton Co.	9,123,685	207,472,597
Helmerich & Payne, Inc.	1,153,637	58,397,105
National Oilwell Varco, Inc.	4,028,768	89,559,512
Schlumberger, Ltd.	14,459,781	574,631,697
TechnipFMC PLC (a)	4,396,804	114,053,096
		1,176,505,528
OIL, GAS & CONSUMABLE FUELS — 90.2%
Anadarko Petroleum Corp.	5,241,837	369,864,019
Apache Corp. (a)	3,924,321	113,687,579
Cabot Oil & Gas Corp.	4,418,773	101,455,028
Chevron Corp.	19,885,979	2,474,611,227
Cimarex Energy Co. (a)	1,058,905	62,824,834
Concho Resources, Inc.	2,094,087	216,067,897
ConocoPhillips	11,798,279	719,695,019
Devon Energy Corp.	4,334,347	123,615,576
Diamondback Energy, Inc.	1,615,904	176,085,059
EOG Resources, Inc.	6,058,220	564,383,775
Exxon Mobil Corp.	35,893,285	2,750,502,429
Hess Corp.	2,660,848	169,150,107
HollyFrontier Corp.	1,640,012	75,899,755
Kinder Morgan, Inc.	20,323,483	424,354,325
Marathon Oil Corp.	8,538,508	121,332,199
Marathon Petroleum Corp.	6,917,324	386,540,065
Noble Energy, Inc. (a)	4,992,438	111,830,611
Occidental Petroleum Corp.	7,808,806	392,626,766
ONEOK, Inc.	4,308,881	296,494,102
Phillips 66	4,360,316	407,863,959
Pioneer Natural Resources Co.	1,758,242	270,523,114
Valero Energy Corp.	4,355,757	372,896,357
Security Description	Shares	Value
Williams Cos., Inc.	12,650,090	$354,708,524
		11,057,012,326
TOTAL COMMON STOCKS (Cost $15,727,164,991)		12,233,517,854
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	9,747,174	9,747,174
State Street Navigator Securities Lending Portfolio II (d) (e)	20,375,144	20,375,144
TOTAL SHORT-TERM INVESTMENTS (Cost $30,122,318)		30,122,318
TOTAL INVESTMENTS — 100.1% (Cost $15,757,287,309)		12,263,640,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(10,285,701)
NET ASSETS — 100.0%		$12,253,354,471
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,233,517,854	$—	$—	$12,233,517,854
Short-Term Investments	30,122,318	—	—	30,122,318
TOTAL INVESTMENTS	$12,263,640,172	$—	$—	$12,263,640,172
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,022,279	$6,022,279	$505,509,000	$501,784,105	$—	$—	9,747,174	$9,747,174	$445,879
State Street Navigator Securities Lending Portfolio II	—	—	1,008,729,305	988,354,161	—	—	20,375,144	20,375,144	76,206
Total		$6,022,279	$1,514,238,305	$1,490,138,266	$—	$—		$30,122,318	$522,085
See accompanying notes to schedules of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 41.8%
Bank of America Corp.	67,332,309	$1,952,636,961
BB&T Corp. (a)	5,832,066	286,529,403
Citigroup, Inc.	17,608,283	1,233,108,059
Citizens Financial Group, Inc.	3,490,143	123,411,457
Comerica, Inc.	1,173,856	85,268,900
Fifth Third Bancorp	5,536,993	154,482,105
First Republic Bank	1,254,725	122,523,896
Huntington Bancshares, Inc. (a)	7,968,180	110,120,248
JPMorgan Chase & Co.	24,701,253	2,761,600,085
KeyCorp	7,677,659	136,278,447
M&T Bank Corp.	1,040,288	176,921,780
People's United Financial, Inc. (a)	3,003,017	50,390,625
PNC Financial Services Group, Inc.	3,437,423	471,889,429
Regions Financial Corp.	7,715,213	115,265,282
SunTrust Banks, Inc.	3,379,557	212,405,157
SVB Financial Group (b)	398,465	89,491,254
US Bancorp	11,395,434	597,120,742
Wells Fargo & Co.	30,800,066	1,457,459,123
Zions Bancorp NA (a)	1,390,168	63,919,925
		10,200,822,878
CAPITAL MARKETS — 20.6%
Affiliated Managers Group, Inc.	389,859	35,921,608
Ameriprise Financial, Inc.	1,019,589	148,003,539
Bank of New York Mellon Corp.	6,707,771	296,148,090
BlackRock, Inc.	905,927	425,151,541
Cboe Global Markets, Inc.	850,587	88,146,331
Charles Schwab Corp.	9,047,209	363,607,330
CME Group, Inc.	2,725,759	529,097,079
E*TRADE Financial Corp.	1,863,086	83,093,636
Franklin Resources, Inc. (a)	2,241,533	78,005,348
Goldman Sachs Group, Inc.	2,590,656	530,048,218
Intercontinental Exchange, Inc.	4,293,557	368,988,289
Invesco, Ltd.	3,050,179	62,406,662
MarketAxess Holdings, Inc.	285,500	91,765,410
Moody's Corp.	1,255,965	245,302,524
Morgan Stanley	9,735,113	426,495,301
MSCI, Inc.	644,822	153,977,045
Nasdaq, Inc. (a)	883,190	84,936,382
Northern Trust Corp.	1,657,498	149,174,820
Raymond James Financial, Inc.	962,249	81,358,153
S&P Global, Inc.	1,873,731	426,817,184
State Street Corp. (c)	2,841,413	159,289,613
T Rowe Price Group, Inc.	1,800,659	197,550,299
		5,025,284,402
CONSUMER FINANCE — 5.4%
American Express Co.	5,214,183	643,638,750
Capital One Financial Corp.	3,575,731	324,461,831
Discover Financial Services	2,465,024	191,261,212
Synchrony Financial	4,828,872	167,416,992
		1,326,778,785
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 13.0%
Berkshire Hathaway, Inc. Class B (b)	14,755,416	$3,145,412,029
Jefferies Financial Group, Inc.	1,929,382	37,102,016
		3,182,514,045
INSURANCE — 19.1%
Aflac, Inc.	5,676,313	311,118,716
Allstate Corp.	2,536,434	257,929,973
American International Group, Inc.	6,622,784	352,861,932
Aon PLC	1,831,500	353,442,870
Arthur J Gallagher & Co.	1,410,575	123,552,264
Assurant, Inc.	468,098	49,796,265
Chubb, Ltd.	3,486,460	513,520,693
Cincinnati Financial Corp.	1,155,262	119,766,012
Everest Re Group, Ltd.	310,202	76,675,730
Hartford Financial Services Group, Inc.	2,752,603	153,375,039
Lincoln National Corp.	1,540,836	99,306,880
Loews Corp.	2,042,985	111,689,990
Marsh & McLennan Cos., Inc.	3,893,599	388,386,500
MetLife, Inc.	7,236,574	359,440,631
Principal Financial Group, Inc.	1,972,510	114,247,779
Progressive Corp.	4,446,774	355,430,646
Prudential Financial, Inc.	3,091,531	312,244,631
Torchmark Corp.	770,211	68,903,076
Travelers Cos., Inc.	1,994,314	298,189,829
Unum Group	1,613,450	54,131,248
Willis Towers Watson PLC	984,077	188,490,109
		4,662,500,813
TOTAL COMMON STOCKS (Cost $25,233,674,820)		24,397,900,923
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e)	38,093,379	38,093,379
State Street Navigator Securities Lending Portfolio II (c) (f)	41,028,258	41,028,258
TOTAL SHORT-TERM INVESTMENTS (Cost $79,121,637)		79,121,637
TOTAL INVESTMENTS — 100.2% (Cost $25,312,796,457)		24,477,022,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(47,057,179)
NET ASSETS — 100.0%		$24,429,965,381

See accompanying notes to schedules of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,397,900,923	$—	$—	$24,397,900,923
Short-Term Investments	79,121,637	—	—	79,121,637
TOTAL INVESTMENTS	$24,477,022,560	$—	$—	$24,477,022,560
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	3,594,808	$301,173,014	$148,237,471	$196,920,750	$(21,757,030)	$(71,443,092)	2,841,413	$159,289,613	$4,099,082
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,474,692	40,474,692	756,779,065	759,160,378	—	—	38,093,379	38,093,379	608,286
State Street Navigator Securities Lending Portfolio II	—	—	898,863,439	857,835,181	—	—	41,028,258	41,028,258	69,538
Total		$341,647,706	$1,803,879,975	$1,813,916,309	$(21,757,030)	$(71,443,092)		$238,411,250	$4,776,906
See accompanying notes to schedules of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 15.3%
AbbVie, Inc.	7,819,104	$568,605,243
Alexion Pharmaceuticals, Inc. (a)	1,184,532	155,150,002
Amgen, Inc.	3,227,968	594,849,943
Biogen, Inc. (a)	1,026,192	239,995,523
Celgene Corp. (a)	3,732,514	345,033,594
Gilead Sciences, Inc.	6,729,478	454,643,534
Incyte Corp. (a)	941,746	80,010,740
Regeneron Pharmaceuticals, Inc. (a)	416,232	130,280,616
Vertex Pharmaceuticals, Inc. (a)	1,355,114	248,500,805
		2,817,070,000
HEALTH CARE EQUIPMENT & SUPPLIES — 24.9%
Abbott Laboratories	9,336,663	785,213,358
ABIOMED, Inc. (a)	238,094	62,021,106
Align Technology, Inc. (a)	385,012	105,377,784
Baxter International, Inc.	2,510,950	205,646,805
Becton Dickinson and Co.	1,426,225	359,422,962
Boston Scientific Corp. (a)	7,359,859	316,326,740
Cooper Cos., Inc.	261,475	88,088,313
Danaher Corp.	3,334,269	476,533,725
DENTSPLY SIRONA, Inc.	1,236,343	72,152,977
Edwards Lifesciences Corp. (a)	1,103,436	203,848,767
Hologic, Inc. (a)	1,417,841	68,084,725
IDEXX Laboratories, Inc. (a)	455,911	125,525,976
Intuitive Surgical, Inc. (a)	610,982	320,490,608
Medtronic PLC	7,095,462	691,027,044
ResMed, Inc.	759,583	92,691,914
Stryker Corp.	1,639,582	337,065,268
Teleflex, Inc.	244,256	80,885,374
Varian Medical Systems, Inc. (a)	480,138	65,361,186
Zimmer Biomet Holdings, Inc.	1,083,632	127,586,832
		4,583,351,464
HEALTH CARE PROVIDERS & SERVICES — 18.9%
AmerisourceBergen Corp.	825,089	70,347,088
Anthem, Inc.	1,362,348	384,468,229
Cardinal Health, Inc.	1,573,572	74,115,241
Centene Corp. (a)	2,185,506	114,607,935
Cigna Corp.	2,008,293	316,406,562
CVS Health Corp.	6,875,463	374,643,979
DaVita, Inc. (a)	667,896	37,575,829
HCA Healthcare, Inc.	1,415,512	191,334,757
Henry Schein, Inc. (a) (b)	789,002	55,151,240
Humana, Inc.	714,652	189,597,176
Laboratory Corp. of America Holdings (a)	521,545	90,175,130
McKesson Corp.	1,005,325	135,105,627
Quest Diagnostics, Inc.	711,142	72,401,367
UnitedHealth Group, Inc.	5,029,546	1,227,259,519
Universal Health Services, Inc. Class B	440,439	57,428,841
Security Description	Shares	Value
WellCare Health Plans, Inc. (a)	266,257	$75,901,883
		3,466,520,403
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	1,722,257	126,241,438
LIFE SCIENCES TOOLS & SERVICES — 7.7%
Agilent Technologies, Inc.	1,672,322	124,872,284
Illumina, Inc. (a)	779,189	286,858,430
IQVIA Holdings, Inc. (a)	835,112	134,369,521
Mettler-Toledo International, Inc. (a) (b)	131,235	110,237,400
PerkinElmer, Inc.	584,944	56,353,505
Thermo Fisher Scientific, Inc.	2,116,848	621,675,921
Waters Corp. (a)	367,692	79,142,026
		1,413,509,087
PHARMACEUTICALS — 32.3%
Allergan PLC	1,630,707	273,029,273
Bristol-Myers Squibb Co.	8,654,370	392,475,679
Eli Lilly & Co.	4,572,774	506,617,631
Johnson & Johnson	14,051,491	1,957,091,666
Merck & Co., Inc.	13,625,969	1,142,537,501
Mylan NV (a)	2,727,276	51,927,335
Nektar Therapeutics (a) (b)	919,255	32,707,093
Perrigo Co. PLC (b)	661,048	31,479,106
Pfizer, Inc.	29,382,099	1,272,832,529
Zoetis, Inc.	2,533,200	287,492,868
		5,948,190,681
TOTAL COMMON STOCKS (Cost $19,533,299,470)		18,354,883,073
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	19,395,241	19,395,241
State Street Navigator Securities Lending Portfolio II (e) (f)	54,140,313	54,140,313
TOTAL SHORT-TERM INVESTMENTS (Cost $73,535,554)		73,535,554
TOTAL INVESTMENTS — 100.2% (Cost $19,606,835,024)		18,428,418,627
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,976,698)
NET ASSETS — 100.0%		$18,384,441,929

See accompanying notes to schedules of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,354,883,073	$—	$—	$18,354,883,073
Short-Term Investments	73,535,554	—	—	73,535,554
TOTAL INVESTMENTS	$18,428,418,627	$—	$—	$18,428,418,627
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,912,798	$8,912,798	$678,589,885	$668,107,442	$—	$—	19,395,241	$19,395,241	$615,575
State Street Navigator Securities Lending Portfolio II	—	—	1,493,049,297	1,438,908,984	—	—	54,140,313	54,140,313	2,556,476
Total		$8,912,798	$2,171,639,182	$2,107,016,426	$—	$—		$73,535,554	$3,172,051
See accompanying notes to schedules of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 27.7%
Arconic, Inc.	1,825,708	$47,139,781
Boeing Co.	2,392,561	870,916,130
General Dynamics Corp.	1,241,596	225,746,985
Huntington Ingalls Industries, Inc.	189,949	42,689,138
L3 Technologies, Inc.	363,282	89,065,848
L3Harris Technologies, Inc.	540,144	102,157,435
Lockheed Martin Corp.	1,124,045	408,635,319
Northrop Grumman Corp.	776,455	250,880,375
Raytheon Co.	1,273,676	221,466,783
Textron, Inc.	1,064,388	56,455,139
TransDigm Group, Inc. (a)	223,791	108,270,086
United Technologies Corp.	3,708,937	482,903,597
		2,906,326,616
AIR FREIGHT & LOGISTICS — 5.9%
C.H. Robinson Worldwide, Inc. (b)	624,376	52,666,116
Expeditors International of Washington, Inc.	786,471	59,661,690
FedEx Corp.	1,096,203	179,985,571
United Parcel Service, Inc. Class B	3,189,550	329,384,828
		621,698,205
AIRLINES — 4.3%
Alaska Air Group, Inc.	564,730	36,091,894
American Airlines Group, Inc. (b)	1,810,291	59,033,590
Delta Air Lines, Inc.	2,723,995	154,586,716
Southwest Airlines Co.	2,234,886	113,487,511
United Continental Holdings, Inc. (a)	1,010,708	88,487,486
		451,687,197
BUILDING PRODUCTS — 3.0%
Allegion PLC	430,064	47,543,575
AO Smith Corp.	645,612	30,447,062
Fortune Brands Home & Security, Inc.	639,018	36,507,098
Johnson Controls International PLC (b)	3,638,820	150,319,654
Masco Corp.	1,340,774	52,611,972
		317,429,361
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	387,306	91,903,841
Copart, Inc. (a)	921,890	68,902,058
Republic Services, Inc.	985,256	85,362,580
Rollins, Inc. (b)	673,953	24,174,694
Waste Management, Inc.	1,786,535	206,112,543
		476,455,716
CONSTRUCTION & ENGINEERING — 0.7%
Jacobs Engineering Group, Inc.	524,768	44,285,172
Quanta Services, Inc.	649,722	24,812,883
		69,098,055
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.1%
AMETEK, Inc.	1,041,820	$94,638,929
Eaton Corp. PLC	1,934,623	161,115,403
Emerson Electric Co.	2,810,372	187,508,020
Rockwell Automation, Inc.	541,269	88,676,100
		531,938,452
INDUSTRIAL CONGLOMERATES — 15.6%
3M Co.	2,635,823	456,893,559
General Electric Co.	39,876,684	418,705,182
Honeywell International, Inc.	3,327,638	580,972,318
Roper Technologies, Inc.	474,795	173,898,417
		1,630,469,476
MACHINERY — 16.9%
Caterpillar, Inc.	2,614,918	356,387,174
Cummins, Inc.	662,514	113,515,149
Deere & Co.	1,449,459	240,189,851
Dover Corp.	664,500	66,582,900
Flowserve Corp. (b)	599,613	31,593,609
Fortive Corp.	1,348,394	109,921,079
Illinois Tool Works, Inc.	1,370,507	206,686,161
Ingersoll-Rand PLC	1,102,602	139,666,595
PACCAR, Inc.	1,584,141	113,519,544
Parker-Hannifin Corp.	586,585	99,725,316
Pentair PLC (b)	723,071	26,898,241
Snap-on, Inc. (b)	253,225	41,944,189
Stanley Black & Decker, Inc.	692,872	100,196,220
Wabtec Corp. (b)	739,726	53,082,738
Xylem, Inc.	822,808	68,819,661
		1,768,728,427
PROFESSIONAL SERVICES — 3.4%
Equifax, Inc.	552,501	74,720,235
IHS Markit, Ltd. (a)	1,663,371	105,990,000
Nielsen Holdings PLC	1,625,491	36,736,097
Robert Half International, Inc.	542,151	30,908,028
Verisk Analytics, Inc.	748,365	109,605,538
		357,959,898
ROAD & RAIL — 11.0%
CSX Corp.	3,515,008	271,956,169
JB Hunt Transport Services, Inc.	397,803	36,363,172
Kansas City Southern	459,602	55,988,716
Norfolk Southern Corp.	1,216,183	242,421,757
Union Pacific Corp.	3,236,643	547,348,698
		1,154,078,512
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (b)	2,616,980	85,287,378
United Rentals, Inc. (a)	359,496	47,679,954
W.W. Grainger, Inc.	205,376	55,088,005
		188,055,337
TOTAL COMMON STOCKS (Cost $11,591,565,706)		10,473,925,252

See accompanying notes to schedules of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	7,986,091	$7,986,091
State Street Navigator Securities Lending Portfolio II (e) (f)	118,042,661	118,042,661
TOTAL SHORT-TERM INVESTMENTS (Cost $126,028,752)		126,028,752
TOTAL INVESTMENTS — 101.1% (Cost $11,717,594,458)		10,599,954,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(114,472,876)
NET ASSETS — 100.0%		$10,485,481,128

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,473,925,252	$—	$—	$10,473,925,252
Short-Term Investments	126,028,752	—	—	126,028,752
TOTAL INVESTMENTS	$10,599,954,004	$—	$—	$10,599,954,004
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,453,498	$17,453,498	$338,389,530	$347,856,937	$—	$—	7,986,091	$7,986,091	$328,053
State Street Navigator Securities Lending Government Money Market Portfolio	118,858,872	118,858,872	43,191	118,902,063	—	—	—	—	1,172
State Street Navigator Securities Lending Portfolio II	—	—	571,115,266	453,072,605	—	—	118,042,661	118,042,661	80,123
Total		$136,312,370	$909,547,987	$919,831,605	$—	$—		$126,028,752	$409,348
See accompanying notes to schedules of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 71.2%
Air Products & Chemicals, Inc.	1,372,187	$310,621,971
Albemarle Corp. (a)	676,606	47,639,828
Celanese Corp.	808,522	87,158,672
CF Industries Holdings, Inc.	1,411,701	65,940,554
Corteva, Inc. (b)	4,781,549	141,390,404
Dow, Inc.	3,686,135	181,763,317
DuPont de Nemours, Inc.	4,667,610	350,397,483
Eastman Chemical Co.	884,895	68,871,378
Ecolab, Inc.	1,581,202	312,192,523
FMC Corp.	840,759	69,740,959
International Flavors & Fragrances, Inc. (a)	647,166	93,897,315
Linde PLC	3,383,383	679,383,306
LyondellBasell Industries NV Class A	1,939,012	167,007,104
Mosaic Co.	2,266,343	56,726,565
PPG Industries, Inc.	1,507,569	175,948,378
Sherwin-Williams Co.	506,425	232,089,513
		3,040,769,270
CONSTRUCTION MATERIALS — 4.8%
Martin Marietta Materials, Inc.	398,942	91,800,544
Vulcan Materials Co.	843,471	115,817,003
		207,617,547
CONTAINERS & PACKAGING — 14.1%
Amcor PLC (b)	10,364,173	119,084,348
Avery Dennison Corp.	539,009	62,352,561
Ball Corp.	2,137,497	149,603,415
International Paper Co.	2,537,150	109,909,338
Packaging Corp. of America	603,406	57,516,660
Sealed Air Corp.	993,947	42,521,052
Westrock Co.	1,641,372	59,860,837
		600,848,211
Security Description	Shares	Value
METALS & MINING — 9.7%
Freeport-McMoRan, Inc.	9,262,960	$107,542,965
Newmont Goldcorp Corp.	5,233,759	201,342,709
Nucor Corp.	1,946,206	107,235,951
		416,121,625
TOTAL COMMON STOCKS (Cost $4,529,987,833)		4,265,356,653
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	3,097,218	3,097,218
State Street Navigator Securities Lending Portfolio II (e) (f)	89,980,691	89,980,691
TOTAL SHORT-TERM INVESTMENTS (Cost $93,077,909)		93,077,909
TOTAL INVESTMENTS — 102.0% (Cost $4,623,065,742)		4,358,434,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(85,546,147)
NET ASSETS — 100.0%		$4,272,888,415
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,265,356,653	$—	$—	$4,265,356,653
Short-Term Investments	93,077,909	—	—	93,077,909
TOTAL INVESTMENTS	$4,358,434,562	$—	$—	$4,358,434,562
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,380,802	$2,380,802	$114,597,531	$113,881,115	$—	$—	3,097,218	$3,097,218	$119,320
See accompanying notes to schedules of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Navigator Securities Lending Government Money Market Portfolio	—	$—	$420	$420	$—	$—	—	$—	$—
State Street Navigator Securities Lending Portfolio II	—	—	449,171,159	359,190,468	—	—	89,980,691	89,980,691	81,965
Total		$2,380,802	$563,769,110	$473,072,003	$—	$—		$93,077,909	$201,285
See accompanying notes to schedules of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.4%
Alexandria Real Estate Equities, Inc. REIT	490,820	$69,249,794
American Tower Corp. REIT	1,917,229	391,977,469
Apartment Investment & Management Co. Class A REIT	645,636	32,359,276
AvalonBay Communities, Inc. REIT	603,841	122,688,414
Boston Properties, Inc. REIT	669,978	86,427,162
Crown Castle International Corp. REIT	1,803,265	235,055,593
Digital Realty Trust, Inc. REIT	903,043	106,369,435
Duke Realty Corp. REIT	1,564,537	49,455,015
Equinix, Inc. REIT	364,436	183,781,431
Equity Residential REIT	1,606,420	121,959,406
Essex Property Trust, Inc. REIT	284,914	83,174,944
Extra Space Storage, Inc. REIT	554,255	58,806,456
Federal Realty Investment Trust REIT	323,924	41,708,454
HCP, Inc. REIT	2,071,788	66,255,780
Host Hotels & Resorts, Inc. REIT	3,224,215	58,745,197
Iron Mountain, Inc. REIT (a)	1,248,845	39,088,849
Kimco Realty Corp. REIT	1,838,034	33,966,868
Macerich Co. REIT (a)	459,955	15,403,893
Mid-America Apartment Communities, Inc. REIT	495,957	58,403,896
Prologis, Inc. REIT	2,735,952	219,149,755
Public Storage REIT	650,939	155,034,142
Realty Income Corp. REIT	1,363,066	94,010,662
Regency Centers Corp. REIT	724,221	48,334,510
SBA Communications Corp. REIT (b)	490,880	110,369,459
Simon Property Group, Inc. REIT	1,340,136	214,100,127
SL Green Realty Corp. REIT	365,041	29,338,345
UDR, Inc. REIT	1,220,128	54,771,546
Ventas, Inc. REIT	1,599,522	109,327,329
Vornado Realty Trust REIT	755,002	48,395,628
Welltower, Inc. REIT	1,752,482	142,879,858
Security Description	Shares	Value
Weyerhaeuser Co. REIT	3,229,218	$85,057,602
		3,165,646,295
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CBRE Group, Inc. Class A (b)	1,355,505	69,537,406
TOTAL COMMON STOCKS (Cost $3,212,553,072)		3,235,183,701
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	2,743,074	2,743,074
State Street Navigator Securities Lending Portfolio II (e) (f)	4,104,786	4,104,786
TOTAL SHORT-TERM INVESTMENTS (Cost $6,847,860)		6,847,860
TOTAL INVESTMENTS — 99.8% (Cost $3,219,400,932)		3,242,031,561
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,296,814
NET ASSETS — 100.0%		$3,249,328,375
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,235,183,701	$—	$—	$3,235,183,701
Short-Term Investments	6,847,860	—	—	6,847,860
TOTAL INVESTMENTS	$3,242,031,561	$—	$—	$3,242,031,561
See accompanying notes to schedules of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,227,878	$6,227,878	$129,082,349	$132,567,153	$—	$—	2,743,074	$2,743,074	$41,741
State Street Navigator Securities Lending Portfolio II	—	—	90,288,454	86,183,668	—	—	4,104,786	4,104,786	1,662
Total		$6,227,878	$219,370,803	$218,750,821	$—	$—		$6,847,860	$43,403
See accompanying notes to schedules of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 5.6%
Arista Networks, Inc. (a)	208,809	$54,210,993
Cisco Systems, Inc.	16,902,715	925,085,592
F5 Networks, Inc. (a)	235,785	34,337,369
Juniper Networks, Inc.	1,359,565	36,205,216
Motorola Solutions, Inc.	650,626	108,478,873
		1,158,318,043
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	1,179,497	113,160,942
Corning, Inc.	3,098,635	102,967,641
FLIR Systems, Inc.	534,734	28,929,109
IPG Photonics Corp. (a) (b)	140,575	21,683,694
Keysight Technologies, Inc. (a)	743,064	66,734,578
TE Connectivity, Ltd.	1,330,105	127,397,457
		460,873,421
IT SERVICES — 24.8%
Accenture PLC Class A	2,518,530	465,348,788
Akamai Technologies, Inc. (a)	648,012	51,931,682
Alliance Data Systems Corp.	177,833	24,919,738
Automatic Data Processing, Inc.	1,718,585	284,133,658
Broadridge Financial Solutions, Inc.	458,531	58,545,238
Cognizant Technology Solutions Corp. Class A	2,247,858	142,491,719
DXC Technology Co.	1,059,252	58,417,748
Fidelity National Information Services, Inc. (b)	1,278,685	156,869,076
Fiserv, Inc. (a) (b)	1,549,593	141,260,898
FleetCor Technologies, Inc. (a)	340,357	95,589,263
Gartner, Inc. (a)	355,784	57,259,877
Global Payments, Inc. (b)	618,655	99,065,225
International Business Machines Corp.	3,500,897	482,773,696
Jack Henry & Associates, Inc. (b)	304,744	40,811,316
Mastercard, Inc. Class A	3,581,024	947,288,279
Paychex, Inc.	1,262,981	103,930,706
PayPal Holdings, Inc. (a)	4,639,354	531,020,459
Total System Services, Inc.	642,848	82,458,113
VeriSign, Inc. (a)	414,112	86,615,666
Visa, Inc. Class A (b)	6,866,561	1,191,691,662
Western Union Co. (b)	1,700,668	33,826,287
		5,136,249,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.5%
Advanced Micro Devices, Inc. (a) (b)	3,501,995	106,355,588
Analog Devices, Inc.	1,460,078	164,799,004
Applied Materials, Inc.	3,696,339	166,002,584
Broadcom, Inc.	1,562,970	449,916,544
Intel Corp.	17,677,741	846,233,462
KLA-Tencor Corp.	638,230	75,438,786
Lam Research Corp.	591,946	111,191,137
Security Description	Shares	Value
Maxim Integrated Products, Inc.	1,075,717	$64,349,391
Microchip Technology, Inc. (b)	939,466	81,451,702
Micron Technology, Inc. (a)	4,369,849	168,632,473
NVIDIA Corp.	2,404,597	394,906,965
Qorvo, Inc. (a)	470,444	31,336,275
QUALCOMM, Inc.	4,800,213	365,152,203
Skyworks Solutions, Inc.	681,852	52,686,704
Texas Instruments, Inc.	3,704,560	425,135,306
Xilinx, Inc.	1,002,663	118,234,021
		3,621,822,145
SOFTWARE — 31.5%
Adobe, Inc. (a)	1,926,620	567,678,583
ANSYS, Inc. (a)	331,370	67,871,203
Autodesk, Inc. (a)	867,184	141,264,274
Cadence Design Systems, Inc. (a)	1,109,700	78,577,857
Citrix Systems, Inc. (b)	493,891	48,470,463
Fortinet, Inc. (a)	573,164	44,036,190
Intuit, Inc.	1,023,626	267,504,182
Microsoft Corp.	30,256,934	4,053,218,879
Oracle Corp.	9,581,264	545,844,610
Red Hat, Inc. (a)	701,951	131,798,320
salesforce.com, Inc. (a)	3,066,265	465,244,388
Symantec Corp.	2,440,959	53,115,268
Synopsys, Inc. (a)	591,843	76,164,276
		6,540,788,493
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 18.3%
Apple, Inc.	17,259,247	3,415,950,166
Hewlett Packard Enterprise Co.	5,287,626	79,050,009
HP, Inc.	5,947,681	123,652,288
NetApp, Inc. (b)	975,167	60,167,804
Seagate Technology PLC (b)	994,691	46,869,840
Western Digital Corp. (b)	1,156,980	55,014,399
Xerox Corp.	771,587	27,321,895
		3,808,026,401
TOTAL COMMON STOCKS (Cost $19,690,185,481)		20,726,077,597
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d)	19,359,168	19,359,168
State Street Navigator Securities Lending Portfolio II (e) (f)	182,786,834	182,786,834
TOTAL SHORT-TERM INVESTMENTS (Cost $202,146,002)		202,146,002
TOTAL INVESTMENTS — 100.9% (Cost $19,892,331,483)		20,928,223,599
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(184,246,683)
NET ASSETS — 100.0%		$20,743,976,916

See accompanying notes to schedules of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,726,077,597	$—	$—	$20,726,077,597
Short-Term Investments	202,146,002	—	—	202,146,002
TOTAL INVESTMENTS	$20,928,223,599	$—	$—	$20,928,223,599
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,254,753	$16,254,753	$416,779,668	$413,675,253	$—	$—	19,359,168	$19,359,168	$597,286
State Street Navigator Securities Lending Government Money Market Portfolio	12,356,093	12,356,093	33,306,122	45,662,215	—	—	—	—	5,493
State Street Navigator Securities Lending Portfolio II	—	—	1,071,102,771	888,315,937	—	—	182,786,834	182,786,834	167,657
Total		$28,610,846	$1,521,188,561	$1,347,653,405	$—	$—		$202,146,002	$770,436
See accompanying notes to schedules of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 60.1%
Alliant Energy Corp.	2,940,732	$144,331,127
American Electric Power Co., Inc.	6,140,851	540,456,297
Duke Energy Corp.	9,060,696	799,515,815
Edison International	4,054,768	273,331,911
Entergy Corp.	2,363,669	243,292,450
Evergy, Inc. (a)	3,037,874	182,728,121
Eversource Energy (a)	3,996,117	302,745,824
Exelon Corp.	12,083,649	579,290,133
FirstEnergy Corp. (a)	6,283,124	268,980,538
NextEra Energy, Inc.	5,960,526	1,221,073,356
Pinnacle West Capital Corp.	1,397,256	131,467,817
PPL Corp.	8,982,308	278,541,371
Southern Co.	12,953,299	716,058,369
Xcel Energy, Inc.	6,405,155	381,042,671
		6,062,855,800
GAS UTILITIES — 1.5%
Atmos Energy Corp.	1,456,003	153,695,677
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.5%
AES Corp.	8,260,325	138,443,047
NRG Energy, Inc.	3,324,828	116,767,959
		255,211,006
MULTI-UTILITIES — 33.1%
Ameren Corp.	3,056,413	229,567,181
CenterPoint Energy, Inc.	6,249,597	178,925,962
CMS Energy Corp.	3,531,344	204,500,131
Consolidated Edison, Inc.	4,070,777	356,925,727
Dominion Energy, Inc.	9,985,520	772,080,406
DTE Energy Co.	2,277,856	291,292,225
NiSource, Inc.	4,643,350	133,728,480
Public Service Enterprise Group, Inc.	6,290,147	369,986,447
Security Description	Shares	Value
Sempra Energy (a)	3,414,884	$469,341,657
WEC Energy Group, Inc. (a)	3,925,666	327,282,774
		3,333,630,990
WATER UTILITIES — 2.6%
American Water Works Co., Inc.	2,246,515	260,595,740
TOTAL COMMON STOCKS (Cost $9,912,088,005)		10,065,989,213
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c)	12,991,120	12,991,120
State Street Navigator Securities Lending Portfolio II (d) (e)	152,933,778	152,933,778
TOTAL SHORT-TERM INVESTMENTS (Cost $165,924,897)		165,924,898
TOTAL INVESTMENTS — 101.5% (Cost $10,078,012,902)		10,231,914,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(146,333,682)
NET ASSETS — 100.0%		$10,085,580,429
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,065,989,213	$—	$—	$10,065,989,213
Short-Term Investments	165,924,898	—	—	165,924,898
TOTAL INVESTMENTS	$10,231,914,111	$—	$—	$10,231,914,111
See accompanying notes to schedules of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,502,091	$8,502,091	$492,216,881	$487,727,852	$—	$—	12,991,120	$12,991,120	$329,331
State Street Navigator Securities Lending Portfolio II	—	—	1,151,044,924	998,111,146	—	—	152,933,778	152,933,778	102,025
Total		$8,502,091	$1,643,261,805	$1,485,838,998	$—	$—		$165,924,898	$431,356
See accompanying notes to schedules of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$5,819,756,899	$256,125,156	$245,428,142	$10,697,014
The Consumer Discretionary Select Sector SPDR Fund	14,304,909,740	635,443,460	898,796,486	(263,353,026)
The Consumer Staples Select Sector SPDR Fund	12,405,351,824	524,807,331	950,434,513	(425,627,182)
The Energy Select Sector SPDR Fund	15,772,867,058	8,101,274	3,517,328,160	(3,509,226,886)
The Financial Select Sector SPDR Fund	25,321,069,102	667,378,127	1,511,424,669	(844,046,542)
The Health Care Select Sector SPDR Fund	19,611,065,129	767,876,667	1,950,523,169	(1,182,646,502)
The Industrial Select Sector SPDR Fund	11,720,976,951	288,569,025	1,409,591,972	(1,121,022,947)
The Materials Select Sector SPDR Fund	4,634,440,033	198,600,755	474,606,226	(276,005,471)
The Real Estate Select Sector SPDR Fund	3,227,252,927	210,758,580	195,979,946	14,778,634
The Technology Select Sector SPDR Fund	19,894,019,757	1,707,210,808	673,006,966	1,034,203,842
The Utilities Select Sector SPDR Fund	10,079,127,828	363,055,924	210,269,641	152,786,283
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.